SCHEDULE OF FUTURE AMORTIZATION OF LICENSE EXPENSE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2022		$ 7,926
2023		7,925
2024		7,926
2025		7,925
2026		7,926
Thereafter		35,025
License, net		74,653
Coroware, Inc. and Subsidiaries [Member]
2022 (excluding the three months ended March 31, 2022)	$ 19,631
2022	26,175
2023	26,176
2024	26,175
2025	26,176
Thereafter	33,622
Total	157,955
License, net	$ 157,995	$ 74,653